SEGMENT REPORTING	12 Months Ended
Dec. 31, 2017
Segment Reporting [Abstract]
SEGMENT REPORTING
SEGMENT REPORTING
As of December 31, 2017, we operated in two reportable business segments: Managed Properties and Triple Net Lease Properties. Under our Managed Properties segment, we invest in senior housing properties throughout the United States and engage property managers to manage those senior housing properties. Under our Triple Net Lease Properties segment, we invest in senior housing and healthcare properties throughout the United States and lease those properties to healthcare operating companies under triple net leases that obligate the tenants to pay all property-related expenses, including maintenance, utilities, taxes, insurance, repairs, capital improvements and the payroll expense of property-level employees.

We evaluate performance of the combined properties in each reportable business segment based on segment NOI. We define NOI as total revenues less property-level operating expenses, which include property management fees and travel cost reimbursements. We believe that net income, as defined by GAAP, is the most appropriate earnings measurement. However, we believe that segment NOI serves as a useful supplement to net income because it allows investors, analysts and management to measure unlevered property-level operating results and to compare our operating results between periods and to the operating results of other real estate companies on a consistent basis. Segment NOI should not be considered as an alternative to net income as determined in accordance with GAAP.

Depreciation and amortization, interest expense, acquisition, transaction and integration expense, management fees and incentive compensation to affiliate, general and administrative expense, loss on extinguishment of debt, other expense (income), gain on sale of real estate and income tax expense (benefit) are not allocated to individual segments for purposes of assessing segment performance. There are no intersegment sales or transfers.

	Year Ended December 31, 2017			Year Ended December 31, 2016			Year Ended December 31, 2015
	Triple Net Lease Properties	Managed Properties	Consolidated	Triple Net Lease Properties	Managed Properties	Consolidated	Triple Net Lease Properties	Managed Properties	Consolidated
Revenues
Resident fees and services	$—	$336,739	$336,739	$—	$359,472	$359,472	$—	$277,324	$277,324
Rental revenue	112,391	—	112,391	112,966	—	112,966	111,154	—	111,154
Less: Property operating expense	—	230,045	230,045	—	243,027	243,027	—	189,543	189,543
Segment NOI	$112,391	$106,694	$219,085	$112,966	$116,445	$229,411	$111,154	$87,781	$198,935

Depreciation and amortization			139,942			184,546			160,318
Interest expense			93,597			91,780			75,021
Acquisition, transaction and integration expense			2,453			3,942			13,444
Management fees and incentive compensation to affiliate			18,225			18,143			14,279
General and administrative expense			15,307			15,194			15,233
Loss on extinguishment of debt			3,902			245			5,091
Other expense			1,702			727			1,629
Total expenses			275,128			314,577			285,015
Gain on sale of real estate			71,763			13,356			—
Income (loss) before income taxes			15,720			(71,810)			(86,080)
Income tax expense (benefit)			3,512			439			(3,655)
Net income (loss)			$12,208			$(72,249)			$(82,425)

Property operating expense includes property management fees and travel reimbursement costs. We also reimbursed the Property Managers for property-level payroll expenses. See Note 9 for additional information on these expenses related to Blue Harbor and Holiday.

Assets by reportable business segment are reconciled to total assets as follows:

	December 31, 2017		December 31, 2016
	Amount	Percentage	Amount	Percentage
Managed Properties	$1,430,957	57.1%	$1,639,726	58.1%
Triple Net Lease Properties	980,666	39.1%	1,151,102	40.8%
All other assets (A)	96,404	3.8%	30,900	1.1%
Total assets	$2,508,027	100.0%	$2,821,728	100.0%

(A)	Primarily consists of corporate cash which is not directly attributable to our reportable business segments.

Capital expenditures in the Managed Properties segment, including investments in real estate property, were $20.0 million, $17.2 million and $11.4 million for the years ended December 31, 2017, 2016 and 2015, respectively. Capital expenditures in the Triple Net Lease segment were $0.7 million and $4.1 million for the years ended December 31, 2017 and 2016. There were no capital expenditures in 2015.

The following table presents the percentage of total revenues by geographic location:

	As of and for the year ended December 31, 2017		As of and for the year ended December 31, 2016
	Number of Communities	% of Total Revenue	Number of Communities	% of Total Revenue
Florida	15	18.0%	26	19.8%
Texas	13	12.2%	19	12.0%
California	11	10.2%	11	10.0%
North Carolina	9	6.6%	9	6.4%
Pennsylvania	7	6.2%	7	6.0%
Oregon	9	5.0%	9	5.3%
Other	69	41.8%	71	40.5%
Total	133	100.0%	152	100.0%